Note 13 - Employee Stock Purchase Plan (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 15, 2016	Apr. 14, 2016
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan			15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					10,000			500,000	200,000
Common Stock, Shares, Issued					8,417
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,583
Stock Issued During Period, Shares, Employee Stock Purchase Plans	2,610		7,069		2,838	1,248	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 8,874		$ 19,575	$ 49,757	$ 46,928	$ 80,718
Defined Contribution Plan, Cost Recognized	$ 1,152	$ 1,167	$ 2,936	$ 3,115	7,541	7,020	12,038
Defined Contribution Plan, Employer Discretionary Contribution Amount					$ 0	$ 0	0
Common Stock, Shares, Issued	4,102,577		4,102,577		3,340,507	3,332,839
Stock Issued During Period, Value, Employee Stock Purchase Plan			$ 19,575		$ 49,757	$ 46,928	$ 80,718